Cover	12 Months Ended
Jun. 30, 2026 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--06-30
Entity Registrant Name	BrasilAgro – Brazilian Agricultural Real Estate Company
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Entity Central Index Key	0001499849
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity File Number	001-35723
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	D5
Entity Address, Address Line One	Av. Rebouças, 2942
Entity Address, Address Line Two	6th floor
Entity Address, City or Town	São Paulo
Entity Address, Country	BR
Entity Address, Postal Zip Code	05402-500
Entity Common Stock, Shares Outstanding	102,683,444
American Depositary Shares, each representing one ordinary share, no par value
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing one ordinary share, no par value
Trading Symbol	LND
Security Exchange Name	NYSE
Ordinary Shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares [1]
No Trading Symbol Flag	true
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Av. Rebouças, 2942
Entity Address, Address Line Two	6th floor
Entity Address, City or Town	São Paulo
Entity Address, Country	BR
Entity Address, Postal Zip Code	05402-500
City Area Code	+55
Local Phone Number	11 3035 5350
Contact Personnel Name	Gustavo Javier Lopez
Contact Personnel Email Address	ri@brasil-agro.com

[1]	Not for trading, but only in connection with the registration of American Depositary Shares.